1. The Company and Significant Accounting Policies: Fair Value Measurement, Policy: Fair Value Measurements at June 30, 2014 and December 31, 2013 (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Fair Value Measurements at June 30, 2014 and December 31, 2013

Fair Value Measurements at June 30, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2013
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-